Cash, Cash Equivalents and Short-Term Bank Deposits - Summary of Cash and Cash Equivalent (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Cash, Cash Equivalents And Short-term Bank Deposits [Line Items]
Short-term deposits	₽ 53,090	₽ 86,718
Current bank accounts	34,746	18,485
Cash in transit	3,043	2,803
Petty cash	2	31
Allowance for expected credit losses	(412)	0
Cash and cash equivalents	90,469	108,037	₽ 103,702	₽ 2,994
Short-term bank deposits with maturity exceeding 3 months	0	17,954
Cash, cash equivalents and short-term bank deposits	₽ 90,469	₽ 125,991